Current Taxes and Deferred Taxes - Schedule of Effects of Deferred Taxes on Assets and Liabilities (Detail) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Allowances for loan losses	$ 124,408	$ 123,100
Accrued interest on past due portfolio	7,377	6,970
Unearned price differences	288	220
Personnel provisions	18,065	12,550
Miscellaneous provisions	51,033	34,028
Tax losses	62,685	71,919
Net tax value of amortizable assets	14,739	20,683
Depreciation of property, plant and equipment	(42,581)	(45,856)
Lease division and others	19,261	29,567
Mark to market of financial instruments	(26,683)	(38,989)
Itaú-Corpbanca business combination	(61,521)	(68,297)
Others	11,144	(31,564)
Totals assets (liabilities), net	178,215	114,331
Chile [member]
Disclosure of geographical areas [line items]
Allowances for loan losses	99,621	93,864
Accrued interest on past due portfolio	7,377	6,970
Unearned price differences	288	220
Personnel provisions	13,871	7,829
Miscellaneous provisions	43,824	28,582
Tax losses	2,460	16,607
Net tax value of amortizable assets	14,739	20,683
Depreciation of property, plant and equipment	(37,513)	(34,308)
Lease division and others	9,422	25,392
Mark to market of financial instruments	(6,535)	(12,259)
Itaú-Corpbanca business combination	(16,613)	(18,139)
Others	(58)	(9,577)
Totals assets (liabilities), net	130,883	125,864
United States [member]
Disclosure of geographical areas [line items]
Allowances for loan losses	(4,531)	11,615
Personnel provisions	139	282
Miscellaneous provisions	3,843	1,221
Tax losses	11,034	9,146
Others	9,826	(7,496)
Totals assets (liabilities), net	20,311	14,768
Colombia [member]
Disclosure of geographical areas [line items]
Allowances for loan losses	29,318	17,621
Personnel provisions	4,055	4,439
Miscellaneous provisions	3,366	4,225
Tax losses	49,191	46,166
Depreciation of property, plant and equipment	(5,068)	(11,548)
Lease division and others	9,839	4,175
Mark to market of financial instruments	(20,148)	(26,730)
Itaú-Corpbanca business combination	(44,908)	(50,158)
Others	1,376	(14,491)
Totals assets (liabilities), net	$ 27,021	$ (26,301)